T. ROWE PRICE Retirement I 2060 Fund–I Class
August 31, 2023 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
BOND MUTUAL FUNDS 0.9%
T. Rowe Price Funds:
New Income Fund  8,443 860 71 1,140,148 9,019
U.S. Treasury Long-Term Index
Fund  5,553 893 53 787,715 6,042
International Bond Fund (USD
Hedged)  2,791 270 23 374,204 3,038
Dynamic Global Bond Fund  2,230 221 18 297,767 2,329
Limited Duration Inflation
Focused Bond Fund  59 – – 12,706 59
Total Bond Mutual Funds (Cost $23,854) 20,487
EQUITY MUTUAL FUNDS 97.5%
T. Rowe Price Funds:
Growth Stock Fund (2) 324,255 26,485 31,824 4,183,019 356,059
Value Fund  299,271 26,480 2,222 8,472,694 344,839
Equity Index 500 Fund  196,855 19,204 13,762 1,829,481 217,397
Overseas Stock Fund  158,708 14,389 1,123 14,589,400 176,969
U.S. Large-Cap Core Fund  105,124 51,548 894 4,942,420 166,016
International Value Equity Fund  135,384 12,110 2,184 9,850,726 154,164
International Stock Fund  133,336 11,867 988 8,118,040 148,154
Real Assets Fund  83,657 41,761 714 9,460,388 130,269
Mid-Cap Growth Fund  72,588 7,692 590 841,575 85,487
Mid-Cap Value Fund  66,069 6,062 501 2,497,661 78,626
Emerging Markets Discovery
Stock Fund  58,133 5,382 467 5,050,293 66,108
Small-Cap Stock Fund  47,495 5,631 405 1,005,320 56,650
U.S. Equity Research Fund  70,558 4,690 25,622 1,258,799 55,425
Emerging Markets Stock Fund  50,639 4,434 2,172 1,556,919 54,041
Small-Cap Value Fund  40,228 3,732 326 937,541 47,402
New Horizons Fund (2) 31,597 3,498 291 683,985 37,770
Total Equity Mutual Funds (Cost $2,087,801) 2,175,376
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  205 29,481 29,460 2,212 222
Total Other Mutual Funds (Cost $220) 222

T. ROWE PRICE Retirement I 2060 Fund–I Class

$ Value
5/31/23
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/23
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price U.S. Treasury
Money Fund, 5.40% (3) 45,051 46,027 56,067 35,010,899 35,011
Total Short-Term Investments (Cost $35,011) 35,011
Total Investments in Securities 100.0%
(Cost $2,146,886) $ 2,231,096
Other Assets Less Liabilities (0.0)% (851)
Net Assets 100.0% $ 2,230,245
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2060 Fund–I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2023.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (1) $ (104) $ 30
Emerging Markets Discovery Stock Fund  25 3,060 —
Emerging Markets Stock Fund  (616) 1,140 —
Equity Index 500 Fund  312 15,100 823
Growth Stock Fund  (6,824) 37,143 —
International Bond Fund (USD Hedged)  (1) — 27
International Stock Fund  100 3,939 —
International Value Equity Fund  166 8,854 —
Limited Duration Inflation Focused Bond Fund  — — —
Mid-Cap Growth Fund  16 5,797 —
Mid-Cap Value Fund  47 6,996 —
New Horizons Fund  (20) 2,966 —
New Income Fund  (2) (213) 96
Overseas Stock Fund  173 4,995 —
Real Assets Fund  81 5,565 —
Small-Cap Stock Fund  13 3,929 —
Small-Cap Value Fund  12 3,768 —
Transition Fund  (290) (4) 30
U.S. Equity Research Fund  61 5,799 —
U.S. Large-Cap Core Fund  88 10,238 —
U.S. Treasury Long-Term Index Fund  (4) (351) 54
Value Fund  177 21,310 —
U.S. Treasury Money Fund, 5.40% — — 538
Totals $ (6,487)# $ 139,927 $ 1,598+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $1,598 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2060 Fund–I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2060 Fund – I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). On June 26,
2023, the Board approved the reorganization of the fund into the T. Rowe Price
Retirement 2060 Fund (Acquiring fund). The reorganization will be structured as a tax-free reorganization for federal income tax purposes, under which the Acquiring fund will acquire substantially all of the assets and liabilities of the fund in exchange for I Class shares of the Acquiring fund. On or about November 15, 2023, the fund will be closed to new investors and new accounts. The reorganization is anticipated to close on or about February 16, 2024. After the reorganization, the fund will be formally terminated. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2060 Fund–I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2023, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Retirement I 2060 Fund–I Class

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
R421-054Q1 08/23